Operating Revenue - Schedule of Operating revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Passenger revenue	R$ 9,029,960	R$ 6,985,044	R$ 6,062,887
Other revenue	527,018	1,139,427	958,022
Gross revenue	9,556,978	8,124,471	7,020,909
Taxes levied on
Passenger revenue	(359,828)	(289,704)	(276,078)
Other revenue	(43,793)	(45,270)	(74,940)
Total taxes	(403,621)	(334,974)	(351,018)
Total revenue	R$ 9,153,357	R$ 7,789,497	R$ 6,669,891